Inventory	12 Months Ended
Dec. 31, 2024
Inventory
Inventory

9. Inventory

As at December 31	2024	2023
Silver credits[1]	$1,986	$533
Gold credits[2]	1,849	859
Total inventory	$3,835	$1,392
1.	Represents 180,000 oz of silver (2023: 44,950 oz) and includes depletion of $1.4 million at December 31, 2024 (2023: $0.4 million).
2.	Represents 2,100 oz of gold (2023: 1,073 oz) and includes depletion of $1.3 million at December 31, 2024 (2023: $0.6 million).

Inventory comprises unsold ounces of gold and silver credits acquired. Cost of sales represents the value of inventory expensed during the year.